Significant Related Party Transaction and Balances	12 Months Ended
Dec. 31, 2025
Significant Related Party Transaction and Balances [Abstract]
Significant related party transaction and balances
21.	Significant related party transaction and balances

In addition to the related party information disclosed elsewhere in the financial statements, the following were significant related party transactions at rates and terms agreed between the Company and the related parties during the year:

Transaction with related parties

On July 19, 2024, a loan settlement agreement was entered by and between the Company and the former ultimate beneficial shareholder, pursuant to which the former ultimate beneficial shareholder waived the outstanding balance of HK$18,679,181 (US$2,391,425) as of December 31, 2023, upon the receipt of a promissory note issued to Bliss On Limited for the principal sum of US$2,391,425, which has been converted into 7,473 Class A ordinary shares on September 5, 2024.